INVESTMENTS - Investments in associates and joint ventures (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Investments
Equity	R$ 14,587,492	R$ 2,611,435	R$ 14,587,492	R$ 2,611,435	R$ 7,337,378	R$ 18,087,969
Income (loss) for the period	10,036,699	(2,052,518)	7,281,440	(15,471,579)
Company participation in Carrying amount	236,618		236,618		R$ 96,373
Company participation in the income of the period	80,098	R$ (3,663)	R$ 90,364	(2,952)
Ensyn Corporation
Investments
Participation equity in associate (as a percent)			26.24%		25.30%
Woodspin Oy
Investments
Participation equity in associate (as a percent)			50.00%
Spinnova OY
Investments
Participation equity in associate (as a percent)			19.91%		23.44%
Investments in associates and joint ventures
Investments
Company participation in Carrying amount	236,618		R$ 236,618		R$ 96,373
Company participation in the income of the period			89,618	(2,952)
Investments in associates and joint ventures | Associates
Investments
Company participation in Carrying amount	132,410		132,410		20,859
Company participation in the income of the period			R$ (18,467)	(16,052)
Investments in associates and joint ventures | Ensyn Corporation
Investments
Participation equity in associate (as a percent)			26.24%
Company participation in Carrying amount	7,714		R$ 7,714		5,472
Company participation in the income of the period			R$ (3,013)	(13,086)
Investments in associates and joint ventures | Spinnova Plc
Investments
Participation equity in associate (as a percent)			19.91%
Company participation in Carrying amount	124,696		R$ 124,696		15,387
Company participation in the income of the period			(15,454)	(2,966)
Investments in associates and joint ventures | Joint ventures
Investments
Company participation in Carrying amount	104,208		104,208		75,514
Company participation in the income of the period			R$ 17,218	13,100
Investments in associates and joint ventures | Ibema Companhia Brasileira de Papel | Domestic (Brazil)
Investments
Proportion of ownership interest in joint venture			49.90%
Company participation in Carrying amount	87,523		R$ 87,523		70,305
Company participation in the income of the period			R$ 17,218	11,651
Investments in associates and joint ventures | F&E Technologies LLC | Foreign
Investments
Proportion of ownership interest in joint venture			50.00%
Company participation in Carrying amount	5,014		R$ 5,014		R$ 5,209
Company participation in the income of the period				R$ 1,449
Investments in associates and joint ventures | Woodspin Oy | Foreign
Investments
Proportion of ownership interest in joint venture			50.00%
Company participation in Carrying amount	11,671		R$ 11,671
Investments in associates and joint ventures | Other movements
Investments
Company participation in the income of the period			90,867
Investments in associates and joint ventures | Spinnova OY
Investments
Company participation in the income of the period			90,867
Ensyn Corporation | Investments in associates and joint ventures
Investments
Equity	29,398		29,398
Income (loss) for the period			(11,482)
Spinnova Plc | Investments in associates and joint ventures
Investments
Equity	626,299		626,299
Income (loss) for the period			(77,619)
Ibema Companhia Brasileira de Papel | Investments in associates and joint ventures | Domestic (Brazil)
Investments
Equity	175,396		175,396
Income (loss) for the period			34,504
F&E Technologies LLC | Investments in associates and joint ventures | Foreign
Investments
Equity	R$ 10,029		R$ 10,029